Note 18 - Other Non Current Liabilities (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended		12 Months Ended
	Oct. 15, 2011	Jun. 30, 2014	Dec. 31, 2013 Tranche A [Member]	Dec. 31, 2013 Tranche B [Member]	Dec. 31, 2013 Tranche A [Member]
Note 18 - Other Non Current Liabilities (Details) [Line Items]
Lease Termination Expenses	$ 5,750
Outstanding Lease Termination Fee			4,500	806
Debt Instrument, Interest Rate, Stated Percentage					3.00%
Outstanding Lease Termination Fee NonCurrent		$ 3,506